Business Combination (Details) - Schedule of purchase price - Cryocann Acquisition [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination (Details) - Schedule of purchase price [Line Items]
Cash	$ 2,247,684	$ 2,247,684
Common stock	1,804,500	1,804,500
Promissory Note		1,220,079
Total purchase price	$ 5,272,263	$ 5,272,263